Net Income / (Loss) Per Unit	12 Months Ended
Dec. 31, 2014
Net Income / (Loss) Per Unit (Abstract)
Net (Loss)/ Income Per Unit
14. Net Income / (Loss) Per Unit

The general partner's, common unit holders' interests in net income are calculated as if all net income for periods subsequent to April 4, 2007, were distributed according to the terms of the partnership agreement, regardless of whether those earnings would or could be distributed. The partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash (Note 12), which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves established by the Partnership's board of directors to provide for the proper resources for the Partnership's business. Unlike available cash, net income is affected by non-cash items. The Partnership follows the guidance relating to the Application of the Two-Class Method and its application to Master Limited Partnerships which considers whether the incentive distributions of a master limited partnership represent a participating security when considered in the calculation of earnings per unit under the Two-Class Method.

This guidance also considers whether the partnership agreement contains any contractual limitations concerning distributions to the incentive distribution rights that would impact the amount of earnings to allocate to the incentive distribution rights for each reporting period.

Under the partnership agreement, the holder of the incentive distribution rights in the Partnership, which is currently the CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions (Note 12).

The Partnership also excluded the dilutive effect of the 14,223,737 Class B Convertible Preferred Units in calculating dilutive EPU as of December 31, 2014 as they were anti-dilutive.

All common units' equivalents were antidilutive for the year ended December 31, 2012 because the limited partners were allocated a net loss.

As of December 31, 2014 and 2013 there were no non-vested units.

Excluding the non-cash gain from bargain purchase for the years ended December 31, 2013 and vessels' impairment charge for the year ended December 31, 2012, as these were not distributed to the Partnership's unit holders the Partnership's net income for the years ended December 31, 2014, 2013 and 2012 did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP's interest in net income.

BASIC	2014	2013	2012
Numerators
Partnership's net income / (loss)	$44,012	$99,481	$(21,189)
Less:
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
General Partner's interest in Partnership's net income / (loss)	593	1,598	(640)
Partnership's net income allocable to unvested units	-	678	-
Common unit holders' interest in Partnership's net income/ (loss)	$29,377	$78,400	$(31,358)
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Net income/ (loss) per common unit:
Basic	$0.31	$1.04	$(0.46)

DILUTED	2014	2013	2012
Numerators
Partnership's net income / (loss)	$44,012	$99,481	$(21,189)
Less:
General Partner's interest in Partnership's net income / (loss)	593	1,574	(640)
Preferred unit holders' interest in Partnership's net income	14,042	18,805	10,809
Partnership's net income allocable to unvested units	-	678	-
Add:
Preferred unit holders' interest in Partnership's net income	-	18,805	-
Partnership's net income allocable to unvested units	-	678	-
	$29,377	$97,907	$(31,358)
Denominators
Weighted average number of common units outstanding, basic	93,353,168	75,645,207	68,256,072
Dilutive effect of preferred units	-	21,069,664	-
Dilutive effect of unvested shares	-	654,265	-
Weighted average number of common units outstanding, diluted	93,353,168	97,369,136	68,256,072
Net income / (loss) per common unit:
Diluted	$0.31	$1.01	$(0.46)